Income Taxes Income Tax Expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Current:
Federal	$ 7,272	$ 29,484	$ 25,091
State	3,870	4,161	3,802
Current Income Tax Expense	11,142	33,645	28,893
Deferred:
Federal	13,567	747	1,953
State	202	(258)	84
Deferred Income Tax Expense	13,769	489	2,037
Income Tax Expense	$ 24,911	$ 34,134	$ 30,930